CONSOLIDATED FINANCIAL STATEMENTS DETAILS (Tables)	12 Months Ended
Dec. 31, 2013
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
Schedule of cash and cash equivalents

	2012	2013	2013
	RUR	RUR	$
Cash	926	2,293	70.0
Cash equivalents:
Bank deposits	5,530	16,730	511.2
Investments in money market funds	969	14,371	439.1

Total cash and cash equivalents	7,425	33,394	1,020.3

Schedule of accounts receivable

	2012	2013	2013
	RUR	RUR	$
Trade receivables	1,842	2,858	87.3
Allowance for doubtful accounts	(75)	(73)	(2.2)

Total accounts receivable, net	1,767	2,785	85.1

Schedule of movements in the allowance for doubtful accounts

	2011	2012	2013	2013
	RUR	RUR	RUR	$
Balance at the beginning of the period	64	89	75	2.3
Charges to expenses	25	17	21	0.6
Utilization	—	(31)	(23)	(0.7)

Balance at the end of the period	89	75	73	2.2

Schedule of other current assets

	2012	2013	2013
	RUR	RUR	$
Interest receivable	558	423	12.9
VAT reclaimable	502	704	21.5
Prepaid taxes	18	63	1.9
Other receivables	85	49	1.5
Loans granted	—	32	1.0
Inventory	8	—	—
Other	46	61	1.9

Total other current assets	1,217	1,332	40.7

Schedule of other non-current assets

	2012	2013	2013
	RUR	RUR	$
Interest receivable	—	728	22.2
Loans to employees	199	447	13.7
Loans granted	—	246	7.5
VAT reclaimable	36	116	3.5
Other receivables	68	2	0.1
Marketable securities (Note 7)	39	—	—

Total other non-current assets	342	1,539	47.0

Schedule of investments in debt securities

	2012	2013	2013
	RUR	RUR	$
Capital protected index-linked note (Note 7)	2,378	—	—
Credit-linked notes	2,430	—	—
Other	2	2	0.1

Total investments in debt securities	4,810	2	0.1

Schedule of investments in non-marketable equity securities

	2012	2013	2013
	RUR	RUR	$
Blekko Inc (Note 4).	456	605	18.5
Yandex.Money (Note 4)	—	583	17.8
Seismotech LLC (Note 4)	35	36	1.1
Other	9	26	0.8

Total investments in non-marketable equity securities	500	1,250	38.2

Schedule of accounts payable and accrued liabilities

	2012	2013	2013
	RUR	RUR	$
Trade accounts payable and accrued liabilities	2,081	3,298	100.8
Salary and other compensation expenses payable/accrued to employees	432	412	12.5

Total accounts payable and accrued liabilities	2,513	3,710	113.3

Schedule of reclassifications of losses out of accumulated other comprehensive income

	Location	2011	2012	2013
		RUR	RUR	RUR	$
Foreign Currency Translation Adjustments, net of tax of nil	Other income, net	—	—	54	1.6